Note 9 - Other Comprehensive (Loss) Income (Details) - Reclassification of Other Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2015		Jun. 30, 2014		Jun. 30, 2015		Jun. 30, 2014		Dec. 31, 2014	Dec. 31, 2013
Reclassification of Other Comprehensive Income (Loss) [Abstract]
Net change in unrealized holding gains (losses) on available-for-sale securities	$ (857)		$ 1,080		$ (289)		$ 2,234		$ 2,684	$ (4,108)
Reclassification adjustment for realized gains in net income (1)	(26)	[1]	(103)	[1]	(69)	[1]	(103)	[1]	(142)	(109)
Other comprehensive (loss) income before income tax effect	(883)		977		(358)		2,131		2,542	(4,217)
Income tax benefit (expense)	299		(332)		122		(725)		865	(1,434)
Other comprehensive (loss) income, net of tax	$ (584)		$ 645		$ (236)		$ 1,406		$ 1,677	$ (2,783)

[1]	Reclassification adjustments are comprised of realized security gains and losses. The gains and losses have been reclassified out of accumulated other comprehensive (loss) income and have affected certain lines in the consolidated statements of income as follows: the pre-tax amount is included in gain on sales of available-for-sale securities, net, the tax expense amount is included in income tax provision (benefit) and the after tax amount is included in net income.